Templeton Global Smaller Companies Fund
Statement of Investments, May 31, 2019 (unaudited)
		Industry	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 92.9%
	Bahamas 2.0%
[a]	OneSpaWorld Holdings Ltd.	Diversified Consumer Services	1,805,715	$22,589,494
[a]	OneSpaWorld Holdings Ltd., wts., 3/19/24	Diversified Consumer Services	314,014	1,001,705
				23,591,199
	Belgium 2.2%
	Barco NV	Electronic Equipment, Instruments & Components	111,180	21,659,366
	Ontex Group NV	Personal Products	287,637	4,899,900
				26,559,266
	Brazil 1.8%
	Camil Alimentos SA	Food Products	6,991,600	12,046,188
	M. Dias Branco SA	Food Products	893,800	8,813,845
				20,860,033
	Canada 4.7%
[b]	Badger Daylighting Ltd.	Construction & Engineering	266,700	9,433,950
	Canaccord Genuity Group Inc.	Capital Markets	2,940,600	10,834,705
[a]	Canada Goose Holdings Inc.	Textiles, Apparel & Luxury Goods	155,100	5,224,699
	Canadian Western Bank	Banks	415,100	8,700,638
	Mullen Group Ltd.	Energy Equipment & Services	1,054,800	7,608,982
	The North West Co. Inc.	Food & Staples Retailing	387,700	8,516,435
	Shawcor Ltd.	Energy Equipment & Services	442,400	5,672,382
				55,991,791
	China 0.4%
	Haitian International Holdings Ltd.	Machinery	2,706,800	5,352,000
	Colombia 0.6%
[a]	Gran Tierra Energy Inc.	Oil, Gas & Consumable Fuels	3,598,100	7,001,334
	Denmark 1.0%
	Matas AS	Specialty Retail	626,363	6,623,570
[a]	Nilfisk Holding AS	Machinery	151,447	4,756,928
				11,380,498
	Finland 2.0%
	Huhtamaki OYJ	Containers & Packaging	638,131	24,293,049
	Germany 5.4%
	Gerresheimer AG	Life Sciences Tools & Services	235,015	16,748,999
	Grand City Properties SA	Real Estate Management & Development	652,387	16,761,224
	Jenoptik AG	Electronic Equipment, Instruments & Components	414,776	12,903,616
	Rational AG	Machinery	14,086	8,960,949
[a]	zooplus AG	Internet & Direct Marketing Retail	78,133	8,326,366
				63,701,154
	Hong Kong 3.3%
	Johnson Electric Holdings Ltd.	Electrical Equipment	5,613,380	10,669,375
	Techtronic Industries Co. Ltd.	Machinery	3,155,790	20,128,265
	Value Partners Group Ltd.	Capital Markets	11,893,700	7,768,107
				38,565,747
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
		Industry	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	India 1.4%
	DCB Bank Ltd.	Banks	2,917,037	$9,774,464
	Welspun India Ltd.	Textiles, Apparel & Luxury Goods	8,298,153	6,571,259
				16,345,723
	Indonesia 0.1%
[a,c]	Sakari Resources Ltd.	Metals & Mining	1,342,000	683,772
	Italy 4.5%
	Freni Brembo SpA	Auto Components	491,202	5,272,980
	Interpump Group SpA	Machinery	671,437	19,620,750
	Technogym SpA	Leisure Products	1,969,138	22,590,154
[b]	Tod’s SpA	Textiles, Apparel & Luxury Goods	111,251	5,413,329
				52,897,213
	Japan 10.9%
	Asics Corp.	Textiles, Apparel & Luxury Goods	1,109,500	12,265,778
	Bunka Shutter Co. Ltd.	Building Products	1,083,500	8,238,860
	Dowa Holdings Co. Ltd.	Metals & Mining	444,200	13,895,981
	Ezaki Glico Co. Ltd.	Food Products	228,700	10,889,974
	Idec Corp.	Electrical Equipment	529,700	9,336,289
	IDOM Inc.	Specialty Retail	1,813,600	4,535,465
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	150,078	11,190,239
	MEITEC Corp.	Professional Services	165,300	7,886,319
	Morita Holdings Corp.	Machinery	375,900	6,587,312
	Nihon Parkerizing Co. Ltd.	Chemicals	529,300	5,871,071
	Tadano Ltd.	Machinery	620,600	6,024,742
	TechnoPro Holdings Inc.	Professional Services	110,900	5,710,534
	Tsumura & Co.	Pharmaceuticals	720,600	20,115,489
	Zojirushi Corp.	Household Durables	605,500	6,425,737
				128,973,790
	Netherlands 2.7%
	Aalberts NV	Machinery	167,048	5,506,595
	Arcadis NV	Construction & Engineering	610,296	11,330,371
	Flow Traders	Capital Markets	222,759	6,280,543
	PostNL NV	Air Freight & Logistics	5,182,534	9,274,218
				32,391,727
	Norway 0.3%
[b]	XXL ASA	Specialty Retail	1,394,403	3,318,150
	Poland 0.7%
	CCC SA	Textiles, Apparel & Luxury Goods	206,506	8,439,808
	South Korea 1.6%
	BNK Financial Group Inc.	Banks	1,715,645	9,959,910
	DGB Financial Group Inc.	Banks	1,326,636	9,018,660
				18,978,570
	Spain 1.2%
	Construcciones y Auxiliar de Ferrocarriles SA	Machinery	336,527	14,228,477
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Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
		Industry	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden 4.5%
	Billerudkorsnas AB	Containers & Packaging	530,343	$6,364,429
	Cloetta AB, B	Food Products	2,298,176	7,235,070
	Dometic Group AB	Auto Components	1,784,889	16,274,475
[d]	The Thule Group AB, Reg S	Leisure Products	1,040,200	23,716,630
				53,590,604
	Switzerland 4.5%
	Bucher Industries AG	Machinery	46,681	14,572,807
	Landis+Gyr Group AG	Electronic Equipment, Instruments & Components	96,739	6,999,292
	Logitech International SA	Technology Hardware, Storage & Peripherals	306,870	11,065,732
[a]	Luxoft Holding Inc.	IT Services	203,600	11,721,252
	Tecan Group AG	Life Sciences Tools & Services	39,257	9,416,819
				53,775,902
	Taiwan 6.0%
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,221,432	14,774,422
	Giant Manufacturing Co. Ltd.	Leisure Products	1,908,311	13,583,254
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	20,063,000	16,729,768
	Merida Industry Co. Ltd.	Leisure Products	1,652,000	9,009,004
	Tripod Technology Corp.	Electronic Equipment, Instruments & Components	5,166,000	16,461,097
				70,557,545
	United Kingdom 5.6%
	Bellway PLC	Household Durables	145,767	5,047,482
	Bovis Homes Group PLC	Household Durables	386,317	4,775,415
	Greggs PLC	Hotels, Restaurants & Leisure	539,784	14,824,705
	Janus Henderson Group PLC	Capital Markets	583,933	11,865,518
	Man Group PLC	Capital Markets	6,537,964	12,081,865
	Oxford Instruments PLC	Electronic Equipment, Instruments & Components	762,324	11,306,136
	SIG PLC	Trading Companies & Distributors	4,164,436	6,818,168
				66,719,289
	United States 25.5%
[a,e]	Agrofresh Solutions Inc.	Chemicals	2,901,800	6,993,338
	Alamo Group Inc.	Machinery	229,510	21,787,384
	AllianceBernstein Holding LP	Capital Markets	780,765	21,229,000
[a]	BrightView Holdings Inc.	Commercial Services & Supplies	31,000	518,010
	Columbia Sportswear Co.	Textiles, Apparel & Luxury Goods	227,350	21,320,883
[a]	CommScope Holding Co. Inc.	Communications Equipment	344,000	5,555,600
[a]	Duluth Holdings Inc.	Internet & Direct Marketing Retail	395,800	5,917,210
[a]	Ferro Corp.	Chemicals	1,109,840	15,027,234
[a]	Freshpet Inc.	Food Products	519,600	24,145,812
[a]	Hibbett Sports Inc.	Specialty Retail	231,590	5,122,771
	Hillenbrand Inc.	Machinery	500,410	18,630,264
	Huntington Bancshares Inc.	Banks	1,466,399	18,549,947
	Hyster-Yale Materials Handling Inc.	Machinery	178,800	7,863,624
	Jones Lang LaSalle Inc.	Real Estate Management & Development	104,700	13,029,915
  |  3

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
		Industry	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
[a]	Knowles Corp.	Electronic Equipment, Instruments & Components	1,101,910	$17,333,044
	LCI Industries	Auto Components	107,880	8,940,016
[a]	Patrick Industries Inc.	Building Products	151,035	6,160,718
	Simpson Manufacturing Co. Inc.	Building Products	189,240	11,513,362
[a]	Sonos Inc.	Household Durables	807,700	8,198,155
	SpartanNash Co.	Food & Staples Retailing	527,420	6,086,427
	STORE Capital Corp.	Equity Real Estate Investment Trusts (REITs)	197,000	6,741,340
[a]	Texas Capital Bancshares Inc.	Banks	110,770	6,347,121
[a]	Trimas Corp.	Machinery	531,950	15,240,368
[a]	Tutor Perini Corp.	Construction & Engineering	847,350	12,320,469
	United Insurance Holdings Corp.	Insurance	856,490	11,545,485
	Winnebago Industries Inc.	Automobiles	202,210	6,499,029
				302,616,526
	Total Common Stocks and Other Equity Interests (Cost $967,364,133)			1,100,813,167

	Management Investment Companies (Cost $18,558,459) 1.5%
	United States 1.5%
	iShares Russell 2000 ETF	Diversified Financial Services	120,200	17,532,372
	Preferred Stocks (Cost $5,699,143) 1.0%
	Brazil 1.0%
[f]	Alpargatas SA, 0.464%, pfd.	Textiles, Apparel & Luxury Goods	2,422,787	11,337,420
	Total Investments before Short Term Investments (Cost $991,621,735)			1,129,682,959
			Principal Amount
	Short Term Investments 6.1%
	U.S. Government and Agency Securities (Cost $56,489,367) 4.8%
	United States 4.8%
[g]	FHLB, 6/03/19		$56,500,000	56,500,000
  |  4

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
		Shares	Value
	Short Term Investments (continued)
	Investments from Cash Collateral Received for Loaned Securities 1.3%
	Money Market Funds (Cost $16,098,392) 1.3%
	United States 1.3%
[h,i]	Institutional Fiduciary Trust Money Market Portfolio, 2.08%	16,098,392	$16,098,392
	Total Investments (Cost $1,064,209,494) 101.5%		1,202,281,351
	Other Assets, less Liabilities (1.5)%		(17,309,075)
	Net Assets 100.0%		$1,184,972,276

See Abbreviations on page 8.
[a]Non-income producing.
[b]A portion or all of the security is on loan at May 31, 2019.
[c]Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2019, the value of this security was $23,716,630, representing 2.0% of net assets.
[e]See Note 4 regarding holdings of 5% voting securities.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]The security was issued on a discount basis with no stated coupon rate.
[h]See Note 5 regarding investments in affiliated management investment companies.
[i]The rate shown is the annualized seven-day effective yield at period end.
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Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in
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Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)
foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended May 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Agrofresh Solutions Inc.	2,901,800	—	—	2,901,800	$6,993,338	$—	$—	$(12,303,632)
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Income from securities loaned	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	34,569,390	146,599,168	(165,070,166)	16,098,392	$16,098,392	$426,823	$ —	$ —
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
  |  7

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)
6.  FAIR VALUE MEASUREMENTS  (continued)
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Indonesia	$—	$—	$683,772	$683,772
All Other Equity Investments	1,128,999,187	—	—	1,128,999,187
Short Term Investments	16,098,392	56,500,000	—	72,598,392
Total Investments in Securities	$1,145,097,579	$56,500,000	$683,772	$1,202,281,351

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred stocks and management investment companies as well as other equity interests.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  8